Intangible assets	3 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets

5. Intangible assets:

March 31, 2026	Cost	Accumulated amortization	Net book Value

Customer relationship	$1,362,035	$1,205,969	$156,066
	$1,362,035	$1,205,969	$156,066

December 31, 2025	Cost	Accumulated amortization	Net book Value

Customer relationship	$1,362,035	$1,163,405	$198,630
	$1,362,035	$1,163,405	$198,630

Amortization expense was $42,564 (March 31, 2025 - $42,563) for the quarter ended March 31, 2026.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2026 and 2025

(Unaudited)